Unaudited Condensed Consolidated Statements of Cash Flows (USD $)	9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
Cash flows from operating activities
Net income for the period	$ 15,685,097	$ 21,199,409
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	22,671,019	21,442,465
Amortization of deferred finance charges	321,524	325,577
Unrealized exchange differences	(10,694)	92,138
Share based compensation	218,870	0
Change in fair value of derivatives	(2,431,077)	(2,450,232)
Gain on sale of vessels		(1,372,409)
(Increase)/decrease in
Trade and other receivables	(716,104)	(1,038,642)
Claims receivable	(1,922,975)	(275,734)
Inventories	(189,424)	(198,666)
Advances and prepayments	(267,479)	119,337
Increase/(decrease) in
Balances with related parties	559,015	107,632
Trade accounts payable	1,366,178	464,668
Accrued liabilities	604,205	(1,128,920)
Other non current liabilities	329,361
Deferred income	(71,297)	(257,320)
Net cash provided by operating activities	36,146,219	37,029,303
Cash flows from investing activities
Insurance proceeds	207,314	792,137
Vessel acquisitions and advances for vessels under construction	(100,112,087)	(62,513,765)
Proceeds from sale of vessels, net		18,136,907
Decrease/(Increase) in restricted cash account	(324,913)	2,141,047
Net cash used in investing activities	(100,229,686)	(41,443,674)
Cash flows from financing activities
Net proceeds from common stock issuance	109,183,623
Deferred finance paid	(442,030)
Customer deposits returned	(280,000)
Loan repayments	(27,567,623)	(41,048,198)
Proceeds from long-term debt	36,762,500	43,250,000
Net cash provided by financing activities	117,656,470	2,201,802
Effect of exchange rate changes on cash	10,694	(92,138)
Net (decrease)/increase in cash and cash equivalents	53,583,697	(2,304,707)
Cash and cash equivalents at beginning of year	42,273,000	43,539,303
Cash and cash equivalents at end of period	$ 95,856,697	$ 41,234,596